Related Party Transactions - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016 TWD ($) shares	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Patents and Technology License [member]
Disclosure of transactions between related parties [line items]
Amounts payable		$ 93,000		$ 161,250				$ 3,138
USI Enterprise Limited [member]
Disclosure of transactions between related parties [line items]
Repurchase of outstanding ordinary shares | shares	1,801
Value of ordinary shares purchased	$ 1,130,650
Deca Technologies Inc. [member] | Patents and Technology License [member]
Disclosure of transactions between related parties [line items]
Intangible assets acquired				403,543
ASE Cultural and Educational Foundation [member] | Environmental charity [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions		$ 100,000	$ 3,374	100,000	$ 3,374	$ 100,000	$ 3,374
Associates [member]
Disclosure of transactions between related parties [line items]
Total consideration settled				875,000		$ 504,600
Associates [member] | Employee dormitory [member]
Disclosure of transactions between related parties [line items]
Amounts payable				$ 228,500